Fair Value Measurements (Details) - Schedule of Fair Value of Assets and Liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Liabilities
Frequency of Measurement	Recurring	Recurring
SAFE Agreement liabilities	$ 18,314	$ 13,973
Total liabilities measured at fair value	18,314	13,973
Level 1 [Member]
Liabilities
SAFE Agreement liabilities
Total liabilities measured at fair value
Level 2 [Member]
Liabilities
SAFE Agreement liabilities
Total liabilities measured at fair value
Level 3 [Member]
Liabilities
SAFE Agreement liabilities	18,314	13,973
Total liabilities measured at fair value	$ 18,314	$ 13,973